Average Annual Total Returns{- Fidelity® Japan Smaller Companies Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Japan Smaller Companies Fund	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 1 year	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 5 years	Fidelity Japan Smaller Companies Fund-Default Return Before Taxes Past 10 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 1 year	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 5 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions Past 10 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Japan Smaller Companies Fund-Default After Taxes on Distributions and Sales Past 10 years	RS033 Past 1 year	RS033 Past 5 years	RS033 Past 10 years
Total	4.81%	9.67%	10.13%	4.58%	8.65%	9.42%	3.29%	7.62%	8.30%	9.29%	8.00%	7.36%